As filed  with the Securities and Exchange Commission on September 26, 2000.

                               File Nos. 333-31288

                                    811-09227

                       Securities And Exchange Commission

                             Washington. D.C. 20549

                                    FORM N-4

           Registration Statement under the Securities Act of 1933 [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 2

                                     and/or

       Registration Statement under the Investment Company Act of 1940 [X]
                                Amendment No. 15

               Allstate Life Insurance Company Separate Account A
                           (Exact Name of Registrant)

                         Allstate Life Insurance Company
                               (Name of Depositor)

                         Allstate Life Insurance Company
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                   (Address of Depositor's Principal Offices)

                                  847/402-2400
               (Depositor's Telephone Number, Including Area Code)

                               Michael J. Velotta
              Senior Vice President, Secretary And General Counsel
                         Allstate Life Insurance Company
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847/402-2400

                (Name and Complete Address of Agent for Service)

                                   Copies to:

          Richard T. Choi, Esquire                   Terry R. Young, Esquire
      Freedman, Levy, Kroll & Simonds              Allstate Distributors, L.L.C.
       1050 Connecticut Avenue, N.W.,               3100 Sanders Road, J5B
                Suite 825                            Northbrook, Il 60062
        Washington, D.C. 20036-5366

            Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on October 2, 2000 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to  paragraph  (a)(1) of Rule 485
/ / on (date) pursuant to  paragraph (a)(i) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Allstate Life Insurance Company Separate Account A under deferred variable annuity contracts.

                                Explanatory Note


Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding two new variable sub-accounts that will be available under the Putnam Allstate Advisor Preferred deferred variable annuity contract described in the registration statement and to make certain changes to the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A


                    Supplement, dated October 2, 2000,
                     to the Prospectus dated April 28, 2000,
                        as supplemented on July 17, 2000
                for the: Putnam Allstate Advisor Variable Annuity
                  Putnam Allstate Advisor Plus Variable Annuity
               Putnam Allstate Advisor Preferred Variable Annuity


This supplement amends the April 28 prospectus for the Putnam Allstate Advisor, Putnam Allstate Advisor Plus, and Putnam Allstate Advisor Preferred Variable Annuity Contracts (each, a "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus.


Cover page:  Replace the third  paragraph with the following:

    Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 27 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life Insurance Company Separate Account A ("Variable Account"). Each Variable
    Sub-Account invests exclusively in the Class IB shares of one of the following mutual fund portfolios ("Funds") of Putnam Variable Trust:


Putnam VT American Government Income Fund                  Putnam VT International New Opportunities Fund
Putnam VT Asia Pacific Growth Fund                         Putnam VT Investors Fund
Putnam VT Capital Appreciation Fund                        Putnam VT Money Market Fund
Putnam VT Diversified Income Fund                          Putnam VT New Opportunities Fund
Putnam VT The George Putnam Fund of Boston                 Putnam VT New Value Fund
Putnam VT Global Asset Allocation Fund                     Putnam VT OTC & Emerging Growth Fund
Putnam VT Global Growth Fund                               Putnam VT Research Fund
Putnam VT Growth and Income Fund                           Putnam VT Small Cap Value Fund
Putnam VT Growth Opportunities Fund                        Putnam VT Technology Fund
Putnam VT Health Sciences Fund                             Putnam VT Utilities Growth and Income Fund
Putnam VT High Yield Fund                                  Putnam VT Vista Fund
Putnam VT Income Fund                                      Putnam VT Voyager Fund
Putnam VT International Growth Fund                        Putnam VT Voyager Fund II
Putnam VT International Growth and Income Fund


Change all  references  throughout the  prospectus to the  availability  of "25"
Variable Sub-Accounts to "27" Variable Sub-Accounts, and "28" investment alternatives to "30" investment alternatives.

Page #10:  Insert the following to the chart describing "Fund Annual Expenses":


                                                      Management                         Other         Total Annual
Fund                                                     Fees          12b-1 Fees       Expenses       Fund Expenses
----                                                     ----          ----------       ----------    -------------
Putnam VT Capital Appreciation Fund                      0.65%           0.15%            0.27%            1.07%
Putnam VT Voyager Fund II                                0.70%           0.15%            0.30%            1.15%
---------------------------------------------------- -------------- ----------------- --------------- -----------------



Page #10: Replace the first sentence of footnote (1) to the chart describing
        "Fund Annual Expenses" with the following:

         Figures shown in the table are based on the Funds' last fiscal year ended December 31, 1999, except that the figures for the Putnam VT Small Cap Value Fund, which commenced operations on April 30, 1999, the Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund, which commenced operations on January 31, 2000, Putnam VT Technology Fund, which commenced operations on June 14, 2000, and Putnam VT Capital Appreciation Fund and Putnam VT Voyager Fund II, which commenced operations on September 1, 2000, are based on estimates for the Funds' current fiscal year.

Page #11:  Insert the following to Example 1:


                                  Putnam Allstate        Putnam Allstate             Putnam Allstate
                                      Advisor              Advisor Plus             Advisor Preferred
 Sub-Account                    1 Year    3 Years     1 Year       3 Years       1 Year         3 Years
 ------------                   ------    --------    -------      -------       -------        -------
 Putnam Capital Appreciation      $89       $132        $101         $170          $43            $100
 Putnam Voyager Fund II           $89       $132        $102         $173          $43            $102



Page #12:  Insert the following to Example 2:


                                  Putnam Allstate        Putnam Allstate             Putnam Allstate
                                      Advisor              Advisor Plus             Advisor Preferred
 Sub-Account                    1 Year    3 Years     1 Year       3 Years       1 Year         3 Years
 ------------                   ------    --------    -------      -------       -------        -------
 Putnam Capital Appreciation      $29       $89         $33          $102          $33            $100
 Putnam Voyager Fund II           $30       $92         $34          $105          $33            $102



Page #14: Replace the maximum age of any Contract owner on the Issue Date, described in the second paragraph under "Contract Owner," with the following:


         90 - Putnam Allstate Advisor
         85 - Putnam Allstate Advisor Plus
         90 - Putnam Allstate Advisor Preferred

         Replace the third paragraph under "Contract Owner" with the following:

         If  you  select  the  Enhanced  Beneficiary   Protection  Option  or  a
         Retirement Income Guarantee Rider, the maximum age of any owner on the date we issue the Contract rider is 75.


Page #14: Replace the maximum age of any Annuitant on the Issue Date, described in the first paragraph under "Annuitant," with the following:


         90 - Putnam Allstate Advisor
         85 - Putnam Allstate Advisor Plus
         90 - Putnam Allstate Advisor Preferred


         Insert the following  after the second paragrpah under "Annuitant":


         If  you  select  the  Enhanced  Beneficiary   Protection  Option  or  a
         Retirement Income Guarantee Rider, the maximum age of any Annuitant on the date we issue the Contract rider is 75.


Page #15: Insert the following after the first sentence in the second paragraph under the section entitled "Minimum Purchase Payments":


         We reserve the right to accept a lesser initial purchase payment amount.

Page #18: Insert the following to the table describing the investment objective of each Fund:


Fund:                                              Each Fund Seeks:
Putnam VT Capital Appreciation                     Capital appreciation
Putnam VT Voyager Fund II                          Long-term growth of capital
-------------------------------------------------- ----------------------------

Page #22: Insert the following to at the end of the "Putnam Allstate Advisor Contracts" paragraph under the section entitled "Withdrawal Charge":

          Each withdrawal, including a withdrawal of earnings, is considered to be taken from purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.


Page #27: For Contracts isued on or after October 2, 2000, replace the first paragraph of "Income Base B" under the section entitled "Retirement Income Guarantee Rider 2" with the following:


         Income  Base  B. On the  Rider  Date,  Income  Base B is  equal  to the
         Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday.



Page #31: Replace the second sentence of the second paragraph of "Distribution" under the section entitled "The Contract" with the following:


         Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments.

B-1: For contracts issued on or after October 2, 2000, replace Appendix B with the following:


                                   Appendix B

                Withdrawal Adjustment Example - Income Benefits*

Issue Date:                         January 1, 2000
Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply.)


                                                                                  Income Benefit Amount

                                                               ------------------------------------------------------------

                                                               Purchase Payment Value                  5% Roll-Up Value

                        Beginning                  Contract       Advisor      Plus      Maximum        Advisor    Plus
            Type of      Contract    Transaction     Value         and                 Anniversary      and
  Date    Occurrence      Value        Amount        After        Preferred              Value          Preferred
                                                   Occurrence

--------- ------------ ------------- ------------ ------------ --------------------- ------------ ------------ ----------
 1/1/01    Contract
          Anniversary    $55,000                    $55,000     $50,000     $52,000      $55,000      $52,500     $54,600
--------- ------------ ------------- ------------ ------------ ----------- ----------- ------------ ------------ ----------
 7/1/01     Partial
          Withdrawal     $60,000       $15,000      $45,000     $37,500     $39,000      $41,250      $40,347     $41,961
--------- ------------ ------------- ------------ ------------ ----------- ----------- ------------ ------------ ----------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                             Advisor and        Plus
                                                                                              Preferred

Purchase Payment Value Income Benefit

Partial Withdrawal Amount

Contract Value Immediately Prior to Partial Withdrawal
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal
Withdrawal Adjustment
Adjusted Income Benefit

                                                                              = (a)            $15,000         $15,000
                                                                              = (b)            $60,000         $60,000
                                                                              = (c)            $50,000         $52,000
                                                                          [(a)/(b)]*(c)        $12,500         $13,000
                                                                                               $37,500         $39,000

Maximum Anniversary Value Income Benefit

Partial Withdrawal Amount                                                     = (a)            $15,000         $15,000
Contract Value Immediately Prior to Partial Withdrawal                        = (b)            $60,000         $60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal        = (c)            $55,000         $55,000
Withdrawal Adjustment                                                     [(a)/(b)]*(c)        $13,750         $13,750
Adjusted Income Benefit                                                                        $41,250         $41,250

5% Roll-Up Value Income Benefit

Partial Withdrawal Amount                                                     = (a)            $15,000         $15,000
Contract Value Immediately Prior to Partial Withdrawal                        = (b)            $60,000         $60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal        = (c)            $53,796         $55,948
(assumes half years worth of interest on $52,500 and $54,600, respectively)
Withdrawal Adjustment                                                     [(a)/(b)]*(c)        $13,449         $13,987
Adjusted Income Benefit                                                                        $40,347         $41,961

*For purposes of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

C-2:  Replace the first footnote (*) to Appendix C with the following:

         * No Accumulation Unit Values are shown for the Putnam American Government Income and Growth Opportunities Sub-Accounts, because they were offered as of February 4, 2000, the Putnam Technology Sub-Account, which was first offered as of July 17, 2000, and the Putnam Capital Appreciation and Voyager II Sub-Accounts, which were first offered as of October 2, 2000.


D-1: Change from "80" to "85" the Maximum Age of Contract Owner and Annuitant on the Issue Date for the Advisor Plus Contracts, and from "80" to "90" the Maximum Age of Contract Owner and Annuitant on the Issue Date for the Advisor Preferred Contracts.

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                      Supplement, dated October 2, 2000, to the
                      Statement of Additional Information
             dated April 28, 2000, as supplemented on July 17, 2000,
                for the: Putnam Allstate Advisor Variable Annuity
                  Putnam Allstate Advisor Apex Variable Annuity
                  Putnam Allstate Advisor Plus Variable Annuity
               Putnam Allstate Advisor Preferred Variable Annuity


This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Putnam Allstate Advisor, Putnam Allstate Advisor Apex, Putnam Allstate Advisor Plus, and Putnam Allstate Advisor Preferred Variable Annuity Contracts (the "Contracts") offered by Allstate Life Insurance Company ("Allstate"), to add two new Variable Sub-Accounts.

  Appendices A, B, C and D:

Please note when reading Appendices A, B, C and D that no performance data is shown for the Putnam Capital Appreciation or Putnam Voyager Fund II Variable Sub-Accounts because they commenced operations on October 2, 2000.

PART C

                                OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9) (e) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(10)(b)  Consent of Freedman, Levy, Kroll & Simonds


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 26th day of September, 2000.

               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                           By: /s/ Michael J. Velotta
                            --------------------------
                                   Michael J. Velotta
                                   Senior Vice President, Secretary and
                                          General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 26th day of September, 2000.

*/THOMAS J. WILSON, II                President and Director
----------------------                      (Principal Executive Officer)
   Thomas J. Wilson, II


/s/ Michael J. Velotta                Senior Vice President, Secretary, General
-----------------------                     Counsel and Director
   Michael J. Velotta


*/KEVIN R. SLAWIN                     Senior Vice President and Director
-----------------                           (Principal Financial Officer)
   Kevin R. Slawin


*/SAMUEL J. PILCH                     Controller
-----------------                           (Principal Accounting Officer)
   Samuel H. Pilch


*/CASEY J. SYLLA                      Chief Investment Officer and Director
----------------
  Casey J. Sylla


*/MARLA G. FRIEDMAN                   Senior Vice President and Director
-------------------
   Marla G. Friedman


*/JOHN C. LOUNDS                      Senior Vice President and Director
----------------
   John C. Lounds

*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.









                                  EXHIBIT INDEX

Exhibit             Description

9 (e)               Opinion and Consent of General Counsel

10(b)               Consent of Freedman, Levy, Kroll & Simonds